VY® Columbia Contrarian Core Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.8%
		Communication Services: 14.0%
65,300		Activision Blizzard, Inc.	$3,455,676	1.3
3,873	(1)	Alphabet, Inc. - Class A	4,729,475	1.7
5,119	(1)	Alphabet, Inc. - Class C	6,240,061	2.3
146,370		AT&T, Inc.	5,538,641	2.0
172,479		Comcast Corp. – Class A	7,775,353	2.9
15,375	(1)	Electronic Arts, Inc.	1,503,982	0.6
19,840	(1)	Facebook, Inc. - Class A	3,533,107	1.3
18,945	(1)	T-Mobile US, Inc.	1,492,298	0.5
62,952		Verizon Communications, Inc.	3,799,783	1.4
			38,068,376	14.0

		Consumer Discretionary: 8.8%
4,705	(1)	Amazon.com, Inc.	8,167,457	3.0
47,091		Aramark	2,052,226	0.8
35,925		D.R. Horton, Inc.	1,893,607	0.7
85,730		eBay, Inc.	3,341,755	1.2
45,169		Lowe's Cos, Inc.	4,966,783	1.8
16,651		McDonald's Corp.	3,575,136	1.3
			23,996,964	8.8

		Consumer Staples: 5.8%
30,700		Colgate-Palmolive Co.	2,256,757	0.8
93,726		Conagra Brands, Inc.	2,875,514	1.1
77,100		Mondelez International, Inc.	4,265,172	1.6
67,405		Philip Morris International, Inc.	5,118,062	1.9
14,159		Sysco Corp.	1,124,224	0.4
			15,639,729	5.8

		Energy: 5.1%
78,073		Canadian Natural Resources Ltd.	2,079,084	0.8
53,871		Chevron Corp.	6,389,101	2.3
42,634		EOG Resources, Inc.	3,164,295	1.2
33,270		Schlumberger Ltd.	1,136,836	0.4
13,095		Valero Energy Corp.	1,116,218	0.4
			13,885,534	5.1

		Financials: 13.9%
17,115		Aon PLC	3,312,951	1.2
52,018	(1)	Berkshire Hathaway, Inc. – Class B	10,820,784	4.0
6,106		BlackRock, Inc.	2,721,078	1.0
103,367		Citigroup, Inc.	7,140,592	2.6
69,013		JPMorgan Chase & Co.	8,122,140	3.0
99,440		Morgan Stanley	4,243,105	1.6
29,375		Wells Fargo & Co.	1,481,675	0.5
			37,842,325	13.9

		Health Care: 11.9%
26,868		Abbott Laboratories	2,248,045	0.8
10,310	(1)	Alexion Pharmaceuticals, Inc.	1,009,761	0.4
13,070		Allergan plc	2,199,550	0.8
7,127		Anthem, Inc.	1,711,193	0.6
22,090		Baxter International, Inc.	1,932,212	0.7
10,930		Becton Dickinson & Co.	2,764,853	1.0
12,733		Cigna Corp.	1,932,742	0.7
44,860		Dentsply Sirona, Inc.	2,391,487	0.9
39,692		Johnson & Johnson	5,135,351	1.9
74,443		Medtronic PLC	8,085,999	3.0
78,776		Pfizer, Inc.	2,830,422	1.1
			32,241,615	11.9

		Industrials: 6.5%
3,415		Caterpillar, Inc.	431,348	0.1
37,280		Emerson Electric Co.	2,492,541	0.9
33,152		Honeywell International, Inc.	5,609,318	2.1
11,195		L3Harris Technologies, Inc.	2,335,725	0.9
15,195		Northrop Grumman Corp.	5,694,934	2.1
13,974		Spirit Aerosystems Holdings, Inc.	1,149,222	0.4
			17,713,088	6.5

		Information Technology: 25.4%
11,140	(1)	Adobe, Inc.	3,077,425	1.1
49,426		Apple, Inc.	11,069,941	4.1
6,290	(1)	Autodesk, Inc.	929,033	0.3
5,171		Broadcom, Inc.	1,427,558	0.5
21,825		CDK Global, Inc.	1,049,564	0.4
54,270		Cisco Systems, Inc.	2,681,481	1.0
48,225		Corning, Inc.	1,375,377	0.5
39,930		Fidelity National Information Services, Inc.	5,301,107	2.0
33,787	(1)	Fiserv, Inc.	3,499,995	1.3
31,555		Intel Corp.	1,626,029	0.6
25,605		International Business Machines Corp.	3,723,479	1.4
12,635		Lam Research Corp.	2,920,075	1.1
48,755		Marvell Technology Group Ltd.	1,217,412	0.4
28,191		Mastercard, Inc. - Class A	7,655,830	2.8
112,145		Microsoft Corp.	15,591,519	5.7
11,765		Nvidia Corp.	2,047,934	0.8
25,520		NXP Semiconductor NV - NXPI - US	2,784,743	1.0
5,220	(1)	Palo Alto Networks, Inc.	1,063,993	0.4
			69,042,495	25.4

		Materials: 4.0%
6,165		Air Products & Chemicals, Inc.	1,367,767	0.5
55,393		Corteva, Inc.	1,551,004	0.6
35,843		DowDuPont, Inc.	2,555,964	1.0
43,980		Mosaic Co.	901,590	0.3
73,725		Newmont Goldcorp Corp.	2,795,652	1.0
3,098		Sherwin-Williams Co.	1,703,497	0.6
			10,875,474	4.0

		Real Estate: 1.4%
16,730		American Tower Corp.	3,699,505	1.4

VY® Columbia Contrarian Core Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: 1.0%
30,400		American Electric Power Co., Inc.	$2,848,176	1.0

	Total Common Stock (Cost $208,638,001)		265,853,281	97.8

OTHER(2): –%
		Materials: –%
649,000	(3),(4)	SINO Forest Corp. (Escrow)	–	–

	Total Other (Cost $–)		–	–

	Total Long-Term Investments (Cost $208,638,001)		265,853,281	97.8

SHORT-TERM INVESTMENTS: 2.3%
		Mutual Funds: 2.3%
6,367,119	(5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.860%
		(Cost $6,367,119)	6,367,119	2.3

	Total Short-Term Investments (Cost $6,367,119)		6,367,119	2.3

	Total Investments in Securities (Cost $215,005,120)		$272,220,400	100.1
	Liabilities in Excess of Other Assets		(268,913)	(0.1)
	Net Assets		$271,951,487	100.0

(1)	Non-income producing security.
(2)	Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2019, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(5)	Rate shown is the 7-day yield as of September 30, 2019.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table Investments, at fair value
Common Stock*	$265,853,281	$–	$–	$265,853,281

VY® Columbia Contrarian Core Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Other	$–	$–	$–	$–
Short-Term Investments	6,367,119	–	–	6,367,119
Total Investments, at fair value	$272,220,400	$–	$–	$272,220,400

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2019, VY® Columbia Contrarian Core Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
SINO Forest Corp. (Escrow)	3/1/2013	$–	$–
		$–	$–

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $216,008,238.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$61,755,139
Gross Unrealized Depreciation	(5,542,977)

Net Unrealized Appreciation	$56,212,162